Schedule H - Line 4(i)	12 Months Ended
Dec. 31, 2025
EBP 20-2991357 003 [Member]
Notes to Financial Statements
Schedule of Assets [Text Block]

THE ETHAN ALLEN

RETIREMENT SAVINGS PLAN

Schedule H, Line 4(i) – Schedule of Assets (Held at End of Year)

As of December 31, 2025

EIN #20-2991357

Plan #003

(a)	(b) Identity of Issuer, Borrower, Lessor, or Similar Party	(c) Description of Investment, Including Maturity Date, Rate of Interest, Collateral, Par, or Maturity Value		(e) Current Value
	Mutual Funds
	American Beacon Small Cap Value Investor Fund	45,048	shares	$1,052,762
	Carillon Eagle MidCap Growth Fund	166,320	shares	10,780,850
	Dodge & Cox International Stock Fund	351,208	shares	5,780,888
	Fidelity Advisor International Capital Appreciation Fund	5,697	shares	204,532
	Fidelity Total Bond Fund	660,580	shares	5,898,980
	Vanguard Equity Income Fund Admiral Shares	66,493	shares	6,177,831
	Vanguard Extended Market Index Fund	33,004	shares	5,235,070
	Vanguard Institutional Index Fund	42,419	shares	23,418,899
	Vanguard Total Bond Market Index	1,497,934	shares	14,634,812
	Vanguard Total International Stock Index Fund	75,746	shares	12,277,621
	Wasatch Core Growth Fund	6,760	shares	501,649
				$85,963,894
	Common Stock
*	Ethan Allen Interiors Inc.	Common Stock, 106,177 shares held		$2,425,080

	Self-Directed Brokerage Fund	Various, including registered investment companies, common stock, money market funds and cash		$2,282,780

	Common Collective Trusts
	MFS MidCap Value Fund	349,118	shares	$8,029,529
	T Rowe Price Retirement 2005 - Trust	21,159	shares	489,418
	T Rowe Price Retirement 2010 - Trust	113,023	shares	2,801,851
	T Rowe Price Retirement 2015 - Trust	41,641	shares	1,130,973
	T Rowe Price Retirement 2020 - Trust	255,924	shares	7,588,132
	T Rowe Price Retirement 2025 - Trust	318,775	shares	10,372,927
	T Rowe Price Retirement 2030 - Trust	612,685	shares	22,026,021
	T Rowe Price Retirement 2035 - Trust	287,460	shares	11,331,690
	T Rowe Price Retirement 2040 - Trust	295,957	shares	12,521,950
	T Rowe Price Retirement 2045 - Trust	147,176	shares	6,486,068
	T Rowe Price Retirement 2050 - Trust	162,897	shares	7,226,104
	T Rowe Price Retirement 2055 - Trust	105,281	shares	4,672,362
	T Rowe Price Retirement 2060 - Trust	61,542	shares	1,757,018
	T Rowe Price Retirement 2065 - Trust	32,478	shares	582,333
	Winslow Large Cap Growth Fund	2,906,653	shares	37,234,221
	Putnam Stable Value Fund	19,253,730	shares	19,253,730
				$153,504,327

		Total Investments		$244,176,081

	Participant Loans
*	Notes Receivable from Participants	Participant Loans (various interest rates ranging between 4.25% and 9.50% and maturing through 2035)		$2,656,115

	Column (d) for cost has been omitted as all investments are participant directed.
*	Indicates a party-in-interest to the Plan

See Report of Independent Registered Public Accounting Firm.